Cash and Cash Equivalents And Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2019
Cash and Cash Equivalents And Restricted Cash [Abstract]
Cash and Cash Equivalents And Restricted Cash

	December 31, 2019	December 31, 2018
Cash on hand and at banks	$43,561	$27,764
Short-term deposits	—	16,245
Restricted cash	490	2,600
Total cash, cash equivalents and restricted cash	$44,051	$46,609